Cover	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	true
Amendment Description	Amendment No.
Entity Information [Line Items]
Entity Registrant Name	NeuroOne Medical Technologies Corporation
Entity Central Index Key	0001500198